UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 0.4%
County of Jefferson Alabama, RB, Series A,
5.25%, 1/01/19	$1,620	$1,615,205

Arizona – 1.7%
Salt Verde Financial Corp., RB, Senior,
5.00%, 12/01/32	5,635	6,271,079

California – 9.7%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Odd Fellows Home of California, Series A,
5.00%, 4/01/42	1,000	1,063,850
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1,
5.63%, 4/01/44	2,480	2,801,805
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C,
11.08%, 6/01/55(a)	9,710	104,674
California Health Facilities Financing Authority, RB:
Stanford Hospital Clinics, Series A, 5.00%, 8/15/51	1,290	1,408,177
Sutter Health, Series B, 6.00%, 8/15/42	3,500	4,168,185
California HFA, RB, Home Mortgage, Series K, AMT,
5.50%, 2/01/42	1,365	1,413,225
California Pollution Control Financing Authority, RB:
Poseidon Resources (Channel Side) LP Desalination, AMT, 5.00%, 7/01/37(b)	1,120	1,127,269
Poseidon Resources (Channel Side) LP Desalination, AMT, 5.00%, 11/21/45(b)	2,795	2,795,084
San Diego County Desalination Project Pipeline, 5.00%, 11/21/45	1,340	1,381,312
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1,
6.38%, 11/01/34	1,280	1,570,496
City of Los Angeles Department of Airports, Refunding RB, Series A,
5.25%, 5/15/39	860	979,678
San Marcos Unified School District, GO, CAB, Election of 2010, Series B(a):
4.68%, 8/01/33	3,000	1,180,200
4.99%, 8/01/43	2,500	565,200
State of California, GO, Various Purpose:
6.00%, 3/01/33	1,760	2,150,139
6.50%, 4/01/33	10,670	13,135,623

		35,844,917

Colorado – 2.1%
Colorado Health Facilities Authority, Refunding RB:
Catholic Healthcare, Series A, 5.50%, 7/01/34	2,330	2,679,710
Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	1,920	2,007,763
Colorado State Board of Governors, Refunding RB, Series A,
5.00%, 3/01/43	1,280	1,511,398
Park Creek Metropolitan District, Refunding RB, Senior, Limited Tax, Property Tax, Series A,
5.50%, 12/01/37	1,375	1,436,724

		7,635,595

Connecticut – 0.4%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit,
5.00%, 11/15/40	1,505	1,645,522

Delaware – 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc. Indian River Project,
6.00%, 10/01/40	1,240	1,388,230
Delaware State EDA, RB, Exempt Facilities, Indian River Power,
5.38%, 10/01/45	4,430	4,709,090

		6,097,320

District of Columbia – 5.0%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset Backed:
6.50%, 5/15/33	3,250	3,864,185
6.75%, 5/15/40	11,500	11,701,135
Metropolitan Washington Airports Authority, Refunding RB, First Senior Lien, Series A:
5.00%, 10/01/39	550	600,721
5.25%, 10/01/44	2,000	2,199,560

		18,365,601

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida – 5.4%
City of Leesburg Florida, RB, Leesburg Regional Medical Center Project,
5.50%, 7/01/32	$1,000	$1,000,820
County of Miami-Dade Florida, ARB, Miami International Airport, Series A, AMT (AGC),
5.25%, 10/01/38	2,855	3,050,682
County of Miami-Dade Florida, Refunding ARB, Miami International Airport, Series A-1,
5.38%, 10/01/41	1,255	1,394,405
Jacksonville Port Authority, Refunding RB, AMT,
5.00%, 11/01/38	1,665	1,762,353
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida,
6.75%, 11/15/21	3,365	3,609,265
Mid-Bay Bridge Authority, RB, Series A,
7.25%, 10/01/40	2,500	3,106,925
Stevens Plantation Community Development District, Special Assessment Bonds, Series A,
7.10%, 5/01/35(c)(d)	1,895	1,422,652
Tampa-Hillsborough County Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	1,495	1,630,477
Series B, 5.00%, 7/01/42	2,735	2,965,342

		19,942,921

Georgia – 0.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare,
5.25%, 11/15/39	915	1,005,448

Hawaii – 0.5%
State of Hawaii Harbor System, RB, Series A,
5.25%, 7/01/30	1,480	1,682,952

Illinois – 14.0%
Chicago Board of Education, GO, Series A,
5.50%, 12/01/39	2,300	2,558,796
Chicago Transit Authority, RB, Sales Tax Receipts,
5.25%, 12/01/40	1,150	1,277,213
City of Chicago Illinois, ARB, O’Hare International Airport General Third Lien:
Series A, 5.75%, 1/01/39	5,000	5,736,300
Series C, 6.50%, 1/01/41	6,430	8,171,051
City of Chicago Illinois, GO, Project, Series A,
5.00%, 1/01/33	4,940	5,347,994
City of Chicago Illinois, Refunding RB, Sales Tax, Series A,
5.25%, 1/01/38	895	999,679
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,060	1,168,968
Ascension Health, Series A, 5.00%, 11/15/42	1,925	2,106,701
Central Dupage Health, Series B, 5.50%, 11/01/39	1,750	1,954,785
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	455	459,964
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC),
5.50%, 6/15/30	10,500	11,359,845
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	3,430	3,639,539
Series B-2, 5.00%, 6/15/50	2,725	2,890,707
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,470	1,755,827
6.00%, 6/01/28	1,255	1,496,412
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/34	685	767,371

		51,691,152

Indiana – 4.4%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	1,230	1,246,937
4.00%, 2/01/38	1,975	1,991,531
Indiana Finance Authority, RB:
First Lien, CWA Authority Project, Series A, 5.25%, 10/01/38	1,720	1,949,138
Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/48	1,610	1,647,078
Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/44	485	502,077
Sisters of St. Francis Health, 5.25%, 11/01/39	915	1,000,919

2	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, Refunding RB, Community Health Network, Series A,
5.00%, 5/01/42	$2,050	$2,216,398
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital, Inc.,
5.38%, 9/15/22	3,675	3,680,512
Indiana Municipal Power Agency, RB, Series B,
6.00%, 1/01/39	1,200	1,411,416
Indianapolis Local Public Improvement Bond Bank, RB, Series A,
5.00%, 1/15/36	430	475,258

		16,121,264

Iowa – 2.1%
Iowa Finance Authority, RB:
Alcoa, Inc. Project, 4.75%, 8/01/42	1,255	1,186,791
Iowa Fertilizer Company Project, 5.50%, 12/01/22	2,550	2,655,392
Iowa Fertilizer Company Project, 5.25%, 12/01/25	500	514,645
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Company Project,
5.00%, 12/01/19	1,040	1,071,387
Iowa Student Loan Liquidity Corp., Refunding RB, Series A-1, AMT,
5.15%, 12/01/22	1,935	2,213,388

		7,641,603

Kansas – 0.5%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A,
5.00%, 1/01/40	1,755	1,876,586

Kentucky – 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A,
6.38%, 6/01/40	1,105	1,282,132

Louisiana – 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1,
6.50%, 11/01/35	3,650	4,333,499
Parish of St. John the Baptist Louisiana, RB, Marathon Oil Corp., Series A,
5.13%, 6/01/37	7,290	7,684,025

		12,017,524

Maine – 0.5%
Maine State Turnpike Authority, RB, Series A,
5.00%, 7/01/42	1,615	1,791,455

Maryland – 1.2%
Maryland EDC, RB, Transportation Facilities Project, Series A,
5.75%, 6/01/35	475	536,598
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc.,
5.75%, 9/01/25	1,000	1,106,140
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community,
6.25%, 1/01/41	2,400	2,695,056

		4,337,794

Massachusetts – 0.3%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1,
5.00%, 7/01/39	955	1,030,913

Michigan – 2.0%
City of Detroit Michigan, RB, Water Supply System, Series A, Senior Lien,
5.25%, 7/01/41	3,355	3,511,075
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital,
5.50%, 5/15/36	1,500	1,643,040
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A,
5.25%, 11/15/46	2,305	2,407,503

		7,561,618

Missouri – 1.9%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB,
7.20%, 5/01/33	6,000	6,004,920

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Missouri (concluded)
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services,
5.50%, 2/01/42	$1,135	$1,206,392

		7,211,312

Multi-State – 3.8%
Centerline Equity Issuer Trust(b)(e):
5.75%, 5/15/15	1,000	1,078,160
6.00%, 5/15/15	5,000	5,411,850
6.00%, 5/15/19	3,500	4,115,720
6.30%, 5/15/19	3,000	3,571,290

		14,177,020

Nebraska – 1.6%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	895	989,745
5.00%, 9/01/42	1,570	1,686,714
Lancaster County Hospital Authority No 1, Refunding RB, Immanuel Obligation Group,
5.63%, 1/01/40	1,245	1,375,438
Sarpy County Hospital Authority No. 1, Immanuel Obligation Group,
5.63%, 1/01/40	1,635	1,778,504

		5,830,401

Nevada – 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project,
5.00%, 5/15/29	2,465	2,662,693

New Jersey – 5.4%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT,
5.25%, 9/15/29	2,130	2,258,482
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/25	610	683,981
Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	8,842,551
New Jersey State Turnpike Authority, RB, Series A:
5.00%,1/01/38	1,405	1,523,329
5.00%,1/01/43	2,160	2,323,080
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A,
5.00%, 6/15/42	4,000	4,304,000

		19,935,423

New York – 4.3%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A,
7.00%, 5/01/35(c)(d)	985	147,612
Metropolitan Transportation Authority, Refunding RB, Series D,
5.25%, 11/15/40	1,325	1,459,541
New York City Industrial Development Agency, RB, American Airlines, Inc., JFK International Airport, AMT,
7.75%, 8/01/31(c)(d)(f)	6,700	7,726,172
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project,
6.38%, 7/15/49	1,335	1,580,840
New York State Thruway Authority, Refunding RB, Series I,
5.00%, 1/01/42	1,500	1,630,740
Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal Project, Series 8:
6.00%,12/01/36	1,410	1,641,776
6.00%,12/01/42	1,375	1,596,787

		15,783,468

North Carolina – 4.7%
Gaston County Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT,
5.75%, 8/01/35	6,500	6,324,890
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke Energy Carolinas Project, Series B,
4.63%, 11/01/40	8,930	9,396,146
North Carolina Medical Care Commission, RB, Duke University Health System, Series A,
5.00%, 6/01/42	1,525	1,642,638

		17,363,674

4	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio – 2.3%
County of Allen Ohio, Refunding RB, Catholic Healthcare Partners, Series A,
5.25%, 6/01/38	$3,405	$3,752,140
County of Hamilton Ohio, RB, Christ Hospital Project,
5.00%, 6/01/42	1,640	1,721,180
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A,
5.00%, 5/01/39	3,025	3,240,440

		8,713,760

Oregon – 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System,
5.00%, 8/01/37	275	308,470

Pennsylvania – 1.3%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A,
5.00%, 5/01/42	2,500	2,624,600
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project,
5.00%, 11/15/40	2,065	2,248,785

		4,873,385

Puerto Rico – 5.4%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 5.78%, 8/01/33(a)	13,600	4,310,112
CAB, Series A, 5.81%, 8/01/34(a)	5,500	1,636,360
CAB, Series A, 5.85%, 8/01/35(a)	14,055	3,915,020
CAB, Series A, 5.89%, 8/01/36(a)	11,875	3,094,506
First Sub-Series A, 6.50%, 8/01/44	6,100	6,925,696

		19,881,694

South Carolina – 1.8%
South Carolina Jobs EDA, Refunding RB, Palmetto Health Alliance, Series A,
6.25%, 8/01/31	2,640	2,664,710
South Carolina State Ports Authority, RB,
5.25%, 7/01/40	3,595	3,948,712

		6,613,422

South Dakota – 0.3%
South Dakota Health and Educational Facilities Authority, RB, Series E,
5.00%, 11/01/42	1,165	1,260,379

Tennessee – 0.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Refunding RB, Vanderbilt University, Series D,
3.25%, 10/01/37	2,990	2,692,375
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C,
5.00%, 11/15/47	230	255,059

		2,947,434

Texas – 18.9%
Brazos River Authority, RB, TXU Electric, Series A, AMT,
8.25%, 10/01/30	2,400	198,000
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	2,350	2,734,578
Senior Lien, Series A, 5.00%, 1/01/33	110	119,594
Senior Lien, Series A, 5.00%, 1/01/43	205	218,655
Sub-Lien, 5.00%, 1/01/33	390	409,367
Sub-Lien, 5.00%, 1/01/42	345	357,210
City of Dallas Texas Waterworks & Sewer System, Refunding RB,
5.00%, 10/01/35	1,650	1,841,549
City of Houston Texas Airport System, Refunding RB, Senior Lien, Series A,
5.50%, 7/01/39	1,675	1,916,468
City of Houston Texas Utility System, Refunding RB, Combined, First Lien, Series A (AGC),
6.00%, 11/15/35	9,145	10,944,919
Dallas/Fort Worth International Airport, Refunding RB, Series E, AMT,
5.00%, 11/01/35	3,750	3,914,662
Fort Bend County Industrial Development Corp., RB:
NRG Energy Inc. Project, Series A, 4.75%, 5/01/38	1,400	1,412,656
Series B, 4.75%, 11/01/42	1,605	1,613,410

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT,
6.10%, 8/01/24	$5,000	$5,019,950
Harris County-Houston Sports Authority, Refunding RB, Third Lien, Series A-3 (NPFGC),
5.88%, 11/15/36(a)	25,375	6,528,987
Matagorda County Navigation District No 1, Refunding RB, AEP Texas Central Co. Project, Series 2008-1,
4.00%, 6/01/30(g)	1,170	1,145,945
Midland County Fresh Water Supply District No 1, RB, City of Midland Projects, Series A:
4.61%, 9/15/37(a)	7,605	2,512,920
5.00%, 9/15/40	890	989,822
North Texas Tollway Authority, Refunding RB, Toll Second Tier, Series F,
6.13%, 1/01/31	6,790	7,444,760
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply,
5.50%, 8/01/24	3,600	4,260,852
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare,
6.00%, 8/15/45	4,410	5,189,467
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Scott & White Healthcare,
5.00%, 8/15/43	390	424,098
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Gas Supply,
5.00%, 12/15/29	2,055	2,188,082
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,634,710
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	3,000	3,573,150
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, First Tier, Series A,
5.00%, 8/15/41	1,310	1,395,425

		69,989,236

Utah – 1.3%
County Of Utah, RB, IHC Health Services, Inc.,
5.00%, 5/15/43	2,190	2,419,556
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy:
3.25%, 10/15/36	1,085	948,811
3.25%, 10/15/42	1,660	1,392,557

		4,760,924

Virginia – 2.2%
City of Norfolk Virginia Parking System, Refunding RB, Series B (AMBAC),
5.50%, 2/01/31	1,240	1,241,178
Route 460 Funding Corp., RB, Senior Lien, Series A,
5.13%, 7/01/49	1,340	1,405,432
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings Opco LLC Project, AMT:
5.25%, 1/01/32	1,755	1,877,990
6.00%, 1/01/37	2,000	2,221,580
5.50%, 1/01/42	1,255	1,341,884

		8,088,064

Washington – 1.8%
Bellingham Washington Water & Sewer, RB,
5.00%, 8/01/36	5,050	5,637,012
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A,
5.00%, 10/01/42	1,100	1,203,752

		6,840,764

Wisconsin – 2.9%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/30	1,790	2,025,403
Ascension Health Senior Credit Group, 5.00%, 11/15/33	910	1,003,948
Aurora Health Care, 6.40%, 4/15/33	3,930	3,939,039
WPPI Energy, Refunding RB, Power Supply System, Series A:
5.00%, 7/01/29	410	466,342
5.00%, 7/01/30	515	582,949
5.00%, 7/01/31	1,125	1,266,289
5.00%, 7/01/37	1,365	1,486,772

		10,770,742

6	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wyoming – 1.5%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project,
5.25%, 7/15/26	$3,355	$3,737,940
Wyoming Municipal Power Agency Inc., RB, Series A:
5.50%,1/01/33	800	899,616
5.50%,1/01/38	750	843,390

		5,480,946

Total Municipal Bonds – 118.6%		438,951,812

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(h)
Alabama – 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit Group, Series C-2,
5.00%, 11/15/36	2,519	2,742,631

Arizona – 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A,
5.00%, 1/01/38	2,630	2,943,027

California — 7.3%
California Educational Facilities Authority, RB, University of Southern California, Series B,
5.25%, 10/01/39(i)	2,850	3,282,373
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A,
5.00%, 5/15/40	6,500	7,202,894
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM),
5.00%, 8/01/32	2,530	2,813,537
San Diego Community College District California, GO, Election of 2002,
5.25%, 8/01/33	1,840	2,180,152
San Francisco City & County Public Utilities Commission, RB, Series B,
5.00%, 11/01/39	10,335	11,383,486

		26,862,442

Colorado – 2.0%
Colorado Health Facilities Authority, RB:
Catholic Health, Series C-7, AGM, 5.00%, 9/01/36	2,710	2,871,597
Series C-3, 5.10%, 10/01/41	4,230	4,506,981

		7,378,578

Connecticut – 3.1%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	5,179	5,755,125
Series X-3, 4.85%, 7/01/37	5,143	5,676,419

		11,431,544

Florida – 1.5%
County of Miami-Dade Florida, RB, Water & Sewer System (AGM),
5.00%, 10/01/39	5,001	5,488,590

Georgia – 1.4%
Private Colleges & Universities Authority, Refunding RB,
5.00%, 9/01/38	4,638	5,143,141

Illinois – 1.7%
City of Chicago Illinois Waterworks, Refunding RB, Second Lien,
5.00%, 11/01/42	3,119	3,415,078
Illinois State Toll Highway Authority, RB, Series A,
5.00%, 1/01/38	2,520	2,769,429

		6,184,507

Indiana – 0.4%
Indianapolis Local Public Improvement Bond Bank, RB, Series A,
5.00%, 1/15/40	1,381	1,511,943

Maryland – 1.3%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, Ascension Health,
5.00%, 11/15/51	4,560	4,986,884

Massachusetts – 2.4%
Massachusetts School Building Authority, RB, Sales Tax, Senior Series B,
5.00%, 10/15/41	4,950	5,549,494

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2013	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Massachusetts (Concluded)
Massachusetts Water Resources Authority, Refunding RB, General, Series A,
5.00%, 8/01/41	$3,150	$3,479,427

		9,028,921

Michigan – 0.9%
Detroit Water and Sewerage Department, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	1,700	1,789,943
5.25%, 7/01/39	1,462	1,557,433

		3,347,376

New Hampshire – 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College,
5.25%, 6/01/39(i)	2,219	2,573,084

New Jersey – 0.8%
New Jersey Transportation Trust Fund Authority, RB, Series B,
5.25%, 6/15/36(i)	2,680	2,986,244

New York – 13.1%
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	1,750	2,018,399
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Series HH, 5.00%, 6/15/31(i)	9,149	10,356,412
Series FF-2, 5.50%, 6/15/40	1,710	1,996,908
New York City Transitional Finance Authority, RB, Fiscal 2012, Series E,
5.00%, 2/01/42	2,679	2,964,879
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority,
5.25%, 12/15/43	11,670	13,101,610
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project,
5.75%, 11/15/51	7,040	8,162,669
New York State Dormitory Authority, ERB, Series F,
5.00%, 3/15/35	9,284	9,859,992

		48,460,869

Texas – 2.1%
Harris County Texas Metropolitan Transit Authority, Refunding RB, Sales & Tax Bonds, Series A,
5.00%, 11/01/41	3,720	4,083,816
University of Texas System, RB,
5.00%, 8/15/43	3,359	3,794,332

		7,878,148

Utah – 1.2%
City of Riverton Utah, RB,
5.00%, 8/15/41	3,959	4,306,672

Virginia – 1.8%
University of Virginia, Refunding RB, General,
5.00%, 6/01/40	5,909	6,585,856

Washington – 3.4%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM),
5.00%, 11/01/32	3,029	3,372,810
State of Washington, GO, Various Purpose, Series E,
5.00%, 2/01/34	8,113	9,340,852

		12,713,662

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 46.6%		172,554,119

Total Long-Term Investments (Cost – $569,501,741) – 165.2%		611,505,931

Short-Term Securities
Municipal Bonds – 0.3%
Mississippi Business Finance Corp., RB, VRDN, Series A,
0.06%(j)	1,100,000	1,100,000

	Shares
Money Market Funds – 1.2%
FFI Institutional Tax-Exempt Fund,
0.03%(k)(l)	4,469,542	4,469,542

Total Short-Term Securities (Cost – $5,569,542) – 1.5%		5,569,542

8	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost – $575,071,283*) – 166.7%	$617,075,473
Other Assets Less Liabilities – 1.3%	4,491,031
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (27.1%)	(100,168,051)
VMTP Shares, at Liquidation Value – (40.9%)	(151,300,000)

Net Assets Applicable to Common Shares – 100.0%	$370,098,453

* As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$475,126,739

Gross unrealized appreciation	$48,355,630
Gross unrealized depreciation	(6,531,278)

Net unrealized appreciation	$41,824,352

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(f)	Variable rate security. Rate shown is as of report date.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Morgan Stanley	$1,145,945	$(24,055)

(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to June 15, 2019, is $11,931,880.

(j)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income
FFI Institutional Tax-Exempt Fund	15,208,474	(10,738,932)	4,469,542	$641

(l)	Represents the current yield as of report date.

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2013	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	EDC	Economic Development Corp.
	AGM	Assured Guaranty Municipal Corp.	ERB	Education Revenue Bonds
	AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
	AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
	ARB	Airport Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
	CAB	Capital Appreciation Bonds	RB	Revenue Bonds
	EDA	Economic Development Authority	VRDN	Variable Rate Demand Notes

•	Financial futures contracts as of May 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(226)	10-Year US Treasury Note	Chicago Board of Trade	September 2013	$29,203,438	$287,444

•

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

10	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2013

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$–	$611,505,931	–	$611,505,931
Short-Term Securities	4,469,542	1,100,000	–	5,569,542

Total	$4,469,542	$612,605,931	–	$617,075,473

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$287,444	–	–	$287,444

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$359,000	–	–	$359,000
Liabilities:
TOB trust certificates	–	$(100,124,382)	–	(100,124,382)
VMTP shares	–	(151,300,000)	–	(151,300,000)

Total	$359,000	$(251,424,382)	–	$(251,064,382)

There were no transfers between levels during the period ended May 31, 2013.

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2013	11

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Trust II

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Trust II

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Income Trust II

Date: July 25, 2013